Debt Obligations, TRC Revolving Credit Agreement (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015
TRC Credit Agreement [Member]
TRC Revolving Credit Agreement [Abstract]
Leverage ratio for each fiscal quarter in first year			4.50
Leverage ratio for each fiscal quarter thereafter			4.00
TRC Credit Agreement [Member] | Senior Secured Term Loan [Member]
TRC Revolving Credit Agreement [Abstract]
Expiration period for credit facility			7 years
Aggregate principal amount			$ 430.0
Debt instrument discount rate			1.75%
Cash payments related to change of control payments			$ 160.2
Repayment of term loan	$ 82.0	$ 188.0
Write off of debt discount	1.4	3.3
Write off of debt issuance cost	$ 2.4	$ 5.8
TRC Credit Agreement [Member] | Senior Secured Term Loan [Member] | LIBOR [Member]
TRC Revolving Credit Agreement [Abstract]
Debt instrument, basis spread on variable rate			4.75%
TRC Credit Agreement [Member] | Senior Secured Term Loan [Member] | Interest Rate Floor [Member] | LIBOR [Member]
TRC Revolving Credit Agreement [Abstract]
Debt instrument, floor interest rate			1.00%
Revolving Credit Facility [Member] | TRC Senior Secured Revolving Credit Facility [Member]
TRC Revolving Credit Agreement [Abstract]
Interest rate percentage, minimum			2.75%
Interest rate percentage, maximum			3.50%
Revolving Credit Facility [Member] | TRC Senior Secured Revolving Credit Facility [Member] | Minimum [Member]
TRC Revolving Credit Agreement [Abstract]
Commitment fee percentage			0.375%
Revolving Credit Facility [Member] | TRC Senior Secured Revolving Credit Facility [Member] | Maximum [Member]
TRC Revolving Credit Agreement [Abstract]
Commitment fee percentage			0.50%
Revolving Credit Facility [Member] | TRC Credit Agreement [Member]
TRC Revolving Credit Agreement [Abstract]
Expiration period for credit facility			5 years
Aggregate principal amount			$ 670.0